Income Taxes (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation
The following tables summarize the effective income tax rates for Cleco and Cleco Power for the three months ended March 31, 2020, and 2019:

Cleco
	FOR THE THREE MONTHS ENDED MAR. 31,
	2020	2019
Effective tax rate	19.8%	22.6%

The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT PERCENTAGES)	2019	2018	2017
Income before tax	$195,830	$123,819	$145,159
Statutory rate	21.0%	21.0%	35.0%
Tax expense at federal statutory rate	$41,124	$26,002	$50,806
Increase (decrease)
Plant differences, including AFUDC flowthrough	(4,687)	(401)	743
State income taxes, net of federal benefit	9,565	6,288	5,047
Return to accrual adjustment	(3,963)	(193)	(608)
TCJA	—	(19)	(46,291)
NMTC	—	(1,578)	313
Other, net	1,126	(717)	(2,931)
Total tax expense	$43,165	$29,382	$7,079
Effective rate	22.0%	23.7%	4.9%

Current and Deferred Income Tax Expense
Information about current and deferred income tax expense is as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Current federal income tax expense	$1,600	$15,304	$46,520
Deferred federal income tax expense (benefit)	37,963	5,863	(47,329)
Amortization of accumulated deferred investment tax credits	(191)	(236)	(662)
Total federal income tax expense (benefit)	$39,372	$20,931	$(1,471)
Current state income tax expense	1,675	7,771	3,187
Deferred state income tax expense	2,118	680	5,363
Total state income tax expense	$3,793	$8,451	$8,550
Total federal and state income tax expense	$43,165	$29,382	$7,079
Items charged or credited directly to member’s equity
Federal deferred	(5,130)	1,408	(2,380)
State deferred	(1,678)	460	(384)
Total tax (benefit) expense from items charged directly to member’s equity	$(6,808)	$1,868	$(2,764)
Total federal and state income tax expense	$36,357	$31,250	$4,315

Deferred Tax Assets and Liabilities
The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2019, and 2018 was comprised of the following:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Depreciation and property basis differences	$(862,263)	$(664,996)
Net operating loss carryforward	120,955	—
NMTC	92,364	86,673
Fuel costs	(3,984)	(8,339)
Other comprehensive income	10,612	640
Regulated operations regulatory liability, net	34,836	39,808
Postretirement benefits	22,691	19,580
Merger fair value adjustments	(52,957)	(56,725)
Other	(19,312)	(24,671)
Accumulated deferred federal and state income taxes, net	$(657,058)	$(608,030)

Cleco Power
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation
Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31,
	2020	2019
Effective tax rate	22.0%	23.0%

The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT PERCENTAGES)	2019	2018	2017
Income before tax	$193,714	$218,181	$218,069
Statutory rate	21.0%	21.0%	35.0%
Tax expense at federal statutory rate	$40,680	$45,818	$76,324
Increase (decrease)
Plant differences, including AFUDC flowthrough	(4,687)	(401)	743
State income taxes, net of federal benefit	11,683	11,080	7,583
Return to accrual adjustment	(2,008)	483	(284)
TCJA	—	(19)	(14,292)
Other, net	(216)	(1,037)	(2,743)
Total taxes	$45,452	$55,924	$67,331
Effective rate	23.5%	25.6%	30.9%

Current and Deferred Income Tax Expense
Information about current and deferred income tax expense is as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Current federal income tax expense	$14,781	$44,411	$87,433
Deferred federal income tax expense (benefit)	22,443	(9,033)	(29,190)
Amortization of accumulated deferred investment tax credits	(191)	(236)	(662)
Total federal income tax expense	$37,033	$35,142	$57,581
Current state income tax expense	9,063	23,293	14,751
Deferred state income tax benefit	(644)	(2,511)	(5,001)
Total state income tax expense	$8,419	$20,782	$9,750
Total federal and state income taxes	$45,452	$55,924	$67,331
Items charged or credited directly to members’ equity
Federal deferred	(2,500)	797	(141)
State deferred	(818)	261	(23)
Total tax (benefit) expense from items charged directly to member’s equity	$(3,318)	$1,058	$(164)
Total federal and state income tax expense	$42,134	$56,982	$67,167

Deferred Tax Assets and Liabilities
The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2019, and 2018 was comprised of the following:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Depreciation and property basis differences	$(705,423)	$(666,224)
Net operating loss carryforward	2,714	—
Fuel costs	(5,608)	(8,339)
Other comprehensive income	7,510	4,192
Regulated operations regulatory liability, net	34,836	39,808
Postretirement benefits	10,044	11,081
Other	(1,907)	(11,283)
Accumulated deferred federal and state income taxes, net	$(657,834)	$(630,765)